Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENTS OF INCOME [Abstract]
Time charter and voyage revenues includes related party revenue of $654, $1,939 and $38,809 for the years ended December 31, 2017, 2016 and 2015, respectively)	$ 211,652	$ 190,524	$ 223,676
Time charter and voyage expenses	(4,158)	(5,673)	(7,199)
Direct vessel expenses	(7,172)	(6,381)	(4,043)
Management fees (entirely through related parties transactions)	(67,310)	(59,209)	(56,504)
General and administrative expenses	(17,163)	(12,351)	(7,931)
Depreciation and amortization	(72,760)	(92,370)	(75,933)
Vessel impairment losses	(32,677)	(27,201)	0
Loss on sale of securities	0	(19,435)	0
Interest expense and finance cost, net	(38,225)	(31,247)	(31,720)
Interest income	3,277	541	222
Gain on change in control	4,068	0	0
Other income	9,884	14,523	5,232
Other expense	(5,133)	(4,270)	(3,995)
Equity in net earnings of affiliated companies	866	0	0
Net (loss)/ income	(14,851)	(52,549)	41,805
Less: Net income attributable to the noncontrolling interest	(239)	0	0
Net (loss)/ income attributable to Navios Partners unitholders	$ (15,090)	$ (52,549)	$ 41,805
(Loss)/ earnings per unit:
Common unit (basic and diluted)	$ (0.11)	$ (0.62)	$ 0.48